Income Tax	12 Months Ended
Dec. 31, 2010
Income Tax [Abstract]
Income Tax

29.	Income Tax

The components of income tax expense for the years ended December 31, 2008, 2009 and 2010 were as follows:

	Korean Won (in millions)
	2008	2009	2010

Current:
Domestic	360,721	173,745	479,582
Foreign	21,957	17,858	8,710

	382,678	191,603	488,292

Deferred:
Domestic	(22,122)	185,969	(74,677)
Foreign	(2,699)	2,117	1,514

	(24,821)	188,086	(73,163)

Total income tax expense	357,857	379,689	415,129

The tax effects of unrealized gains and losses on investment securities and foreign currency translation are recorded directly in stockholders’ equity as a component of “Accumulated other comprehensive income, net of tax.”

In accordance with the Korean Corporate Tax Act, the Holding Company and its wholly owned domestic subsidiaries have adopted a consolidated tax return from the year ended December 31, 2010. Such domestic subsidiaries represent Woori Bank, Woori FIS, Woori F&I, Woori Asset Management, Woori PE, Woori Credit Information and Woori AMC, which are subject to the consolidated tax return along with the Holding Company as of December 31, 2010. For all other subsidiaries of the Holding Company, income tax is calculated on an individual entity basis and losses incurred by these other subsidiaries cannot be offset against profits earned by any other profitable entity.

The tax on the operating profit differs from the theoretical amount that would arise at the basic tax rate in Korea as follows:

	Korean Won (in millions)
	2008	2009	2010

Income before income tax expense	485,744	1,491,644	1,643,926

Tax calculated at statutory tax rate(1)	133,580	360,978	397,830
Income not taxable for tax purposes	(76,509)	(78,250)	(70,149)
Expense not deductible for tax purposes	92,044	103,311	92,677
Increase (decrease) in valuation allowance affecting income tax expenses	24,364	(5,534)	7,883
Statutory tax rate change	187,631	2,363	(9,252)
Other	(3,253)	(3,179)	(3,860)

Income tax expense	357,857	379,689	415,129

(1)	27.5% for 2008, 24.2% for 2009 and 2010

Pursuant to amendments to the Corporation Income Tax Law in 2008, the statutory tax rates changed from 14.3% for the first 100 million Won and 27.5% for any excess amount in 2007 to 12.1% for the first 200 million Won and 27.5% for any excess amount in 2008, 12.1% for the first 200 million Won and 24.2% for the excess amount in 2009, and 11.0% for the first 200 million Won and 22.0% for the excess amount in 2010 and thereafter.

In 2009, the Corporation Income Tax Law was further amended to defer the aforementioned effective date of the statutory tax rates of 11.0% for the first 200 million Won and 22.0% for the excess amount from 2010 and thereafter to 2012 and thereafter. As a result of the change in statutory tax rates, income tax expenses decreased by 9,252 million Won and deferred income tax assets related to temporary differences increased by 9,252 million Won.

The tax effects of temporary differences and NOLs that gave rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2009 and 2010 were as follows:

	Korean Won (in millions)
	2009	2010

Deferred tax assets:
Allowance for loan losses	—	95,187
Allowance for credit-related commitments	26,629	60,791
Valuation of trading securities	141,969	111,237
Valuation of investments	233,363	152,012
Derivatives valuation	45,956	804
Premises and equipment	19,553	20,193
Other temporary differences	330,211	447,637
NOL	111,059	50,266

Gross deferred tax assets	908,740	938,127
Less: Valuation allowance	(81,838)	(75,935)

Deferred tax assets	826,902	862,192

Deferred tax liabilities:
Interest income accrual	(21,008)	(69,731)
Allowance for loan losses	(110,310)	—
Valuation of trading securities	(40,554)	(50,370)
Valuation of investments	(92,857)	(85,696)
Derivatives valuation	(40,310)	(67,400)
Other temporary differences	(24,746)	(45,995)

Deferred tax liabilities excluding other comprehensive income related deferred tax liabilities	(329,785)	(319,192)

Other comprehensive income related deferred tax liabilities	(108,593)	(115,103)

Gross deferred tax liabilities	(438,378)	(434,295)

Net deferred tax assets	388,524	427,897

The changes in the valuation allowance in 2008, 2009 and 2010 were as follows:

	Korean Won (in millions)
	2008	2009	2010

Beginning of the year	217,040	92,343	81,838
Extinguishment of NOL carryforwards	(149,061)	(4,971)	(13,786)
Affecting income tax expenses	24,364	(5,534)	7,883

End of the year	92,343	81,838	75,935

The Company established the valuation allowance in connection with four separate acquisitions of Woori Bank, Peace Bank (renamed Woori Credit Card, and merged into Woori Bank, see Note 1), Kwangju Bank and Kyongnam Bank that occurred in 1998 and 2000.

The ability to utilize the deferred tax assets recorded in connection with these acquisitions is subject to a number of limitations. Among these limitations is the restriction that NOL carryforwards and other attributes can only be used against income generated by the acquired subsidiaries. Limitations are also placed on the amount of NOLs utilized during a specified period. The requirement that the Company file separate tax returns placed further limitations on the ability to utilize the deferred tax assets. The prior operating history of the four acquired entities did not provide adequate assurance to enable management to conclude at the time of the acquisition that it was more likely than not that the deferred tax assets would be realized.

During the years 2001 through 2005 to the extent that certain of the deferred tax assets were realized, the valuation allowances were reduced and recorded as a reduction of deficit equity (see Note 22). The Company’s net deferred tax assets are based on the expectation of future taxable income and utilization of tax planning strategies. Based on these factors, management believes it is more likely than not that the Company will realize net deferred tax assets of 388,524 million Won and 427,897 million Won as of December 31, 2009 and 2010.

As of December 31, 2010, the Company has NOL carryforwards totaling 228,484 million Won that expire from 2011 to 2015. The valuation allowance recorded by the Company at December 31, 2010 mostly represents the NOL carryforwards which are more likely than not to expire unutilized.

The beginning balance of unrecognized tax benefits reconciles to the balance as of December 31, 2010 in the following table:

Korean Won
(in millions)

Total unrecognized tax benefits at January 1, 2010	18,850
Gross amount of increases for current years’ tax position	5,569
Gross amount of decreases for prior years’ tax position	(1,482)

Total unrecognized tax benefits at December 31, 2010	22,937

Any changes in the amounts of unrecognized tax benefits related to temporary differences would result in a reclassification to deferred tax liability, and any changes in the amounts of unrecognized tax benefits related to permanent differences would result in an adjustment to income tax expense and effective tax rate. As of December 31, 2010 and January 1, 2010, the unrecognized tax benefits included above which would, if recognized, affect the effective tax rate are 11,874 million Won and 11,856 million Won, respectively. The Company does not expect significant changes in the gross balance of unrecognized tax benefits to occur within the next 12 months.

The Company’s major tax jurisdiction is the Republic of Korea. In 2007, the National Tax Service completed their regular examination on Woori Bank’s income tax returns for the years 2002 through 2006 and Woori Bank filed a tax appeal for certain issues related to this examination. The final result of this examination and related tax appeal are appropriately reflected in the consolidated financial statements. Woori bank is currently under regular tax audit as of the reporting date for the tax years subsequent to the years which were covered in the prior tax audit in 2007. In 2010, the Holding Company and Kwangju Bank were audited for fiscal years up to 2009 and 2006, respectively. For Kyongnam Bank, all tax years subsequent to 2006 are open to tax audit. For other subsidiaries, tax years from 2005 are open to tax audit.

The Company’s continuing practice is to recognize interest and penalties, if any, related to income tax matters in income tax expense. The Company had a total accrued interest income in the amount of 11,243 million Won and 123 million Won as of December 31, 2009 and 2010, respectively, and also recorded 336 million Won and 584 million Won of unrecognized tax benefits for penalties as a component of income tax expense as of December 31, 2009 and 2010, respectively.

During 2010, the Company recognized 446 million Won of tax expense related to interest and 248 million Won of tax expense related to penalties.